Commitments and contingencies - Disclosure of detailed information about commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Accounts payable, accrued liabilities and payable due to related party	$ 48,125	$ 5,724
ZCC gold hedges	13,758	0
Long-term incentive plan (cash-settled awards)	7,405	6,457
Mining and other services contracts	44,590	0
Asset retirement provisions (undiscounted)	75,770	0
Deferred and contingent consideration (undiscounted)	94,237	0
Corporate office leases	83	225
Total	283,968	$ 12,406
Within 1 year [Member]
Disclosure of contingent liabilities [line items]
Accounts payable, accrued liabilities and payable due to related party	48,125
ZCC gold hedges	9,284
Long-term incentive plan (cash-settled awards)	6,939
Mining and other services contracts	18,861
Asset retirement provisions (undiscounted)	0
Deferred and contingent consideration (undiscounted)	25,000
Corporate office leases	83
Total	108,292
1-5 years [Member]
Disclosure of contingent liabilities [line items]
Accounts payable, accrued liabilities and payable due to related party	0
ZCC gold hedges	4,474
Long-term incentive plan (cash-settled awards)	466
Mining and other services contracts	25,729
Asset retirement provisions (undiscounted)	7,825
Deferred and contingent consideration (undiscounted)	63,972
Corporate office leases	0
Total	102,466
Over 5 years [Member]
Disclosure of contingent liabilities [line items]
Accounts payable, accrued liabilities and payable due to related party	0
ZCC gold hedges	0
Long-term incentive plan (cash-settled awards)	0
Mining and other services contracts	0
Asset retirement provisions (undiscounted)	67,945
Deferred and contingent consideration (undiscounted)	5,265
Corporate office leases	0
Total	$ 73,210